Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	April/May, 2010
Distribution Date	06/15/10
Transaction Month	1
30/360 Days	32
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WAM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$219,000,000.00	1.0000000	$173,527,374.96	0.7923624	$45,472,625.04
Class A-2 Notes	$238,000,000.00	1.0000000	$238,000,000.00	1.0000000	$-
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000	$-
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$960,850,000.00	1.0000000	$915,377,374.96	0.9526746	$45,472,625.04

Weighted Avg. Coupon (WAC)	5.14%		5.15%
Weighted Avg. Remaining Maturity (WARM)	59.59		58.28
Pool Receivables Balance	$1,097,444,291.72		$1,056,171,842.21
Remaining Number of Receivables	63,151		62,158

Adjusted Pool Balance	$1,071,191,812.19		$1,031,282,560.15

III. COLLECTIONS

Principal:
Principal Collections	$41,159,890.37
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$35,617.52
Total Principal Collections	$41,195,507.89

Interest:
Interest Collections	$6,709,291.96
Late Fees & Other Charges	$37,101.74
Interest on Repurchase Principal	$-
Total Interest Collections	$6,746,393.70

Collection Account Interest	$4,256.04
Reserve Account Interest	$608.88
Servicer Advances	$-

Total Collections	$47,946,766.51

Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	April/May, 2010
Distribution Date	06/15/10
Transaction Month	1
30/360 Days	32
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections					$47,946,766.51
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$47,946,766.51
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,341,320.80		$1,341,320.80	$1,341,320.80
Collection Account Interest					$4,256.04
Late Fees & Other Charges					$37,101.74
Total due to Servicer					$1,382,678.58

3. Class A Noteholders Interest:
Class A-1 Notes		$79,940.66		$79,940.66
Class A-2 Notes		$181,937.78		$181,937.78
Class A-3 Notes		$422,666.67		$422,666.67
Class A-4 Notes		$406,917.78		$406,917.78

Total interest:		$1,091,462.89		$1,091,462.89	$1,091,462.89

Available Funds Remaining:					$45,472,625.04

4. Principal Distribution Amount:					$45,472,625.04

		Distributable Amount		Paid Amount
Class A-1 Notes				$45,472,625.04
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		104,685,928.82		$45,472,625.04
Total Noteholders Principal				$45,472,625.04

5. Available Amounts Remaining to reserve account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$26,252,479.53
Beginning Period Amount	$26,252,479.53
Current Period Amortization	$1,363,197.47
Ending Period Required Amount	$24,889,282.06
Ending Period Amount	$24,889,282.06
Next Distribution Date Required Amount	$23,962,463.95

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$110,341,812.19	$115,905,185.19	$175,118,488.97
Overcollateralization as a % of Adjusted Pool		10.30%	11.24%	16.98%

Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	April/May, 2010
Distribution Date	06/15/10
Transaction Month	1
30/360 Days	32
Actual/360 Days	33

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.45%	61,815	99.46%	$1,050,440,527.03
30 - 60 Days	0.50%	310	0.49%	$5,178,995.60
61 - 90 Days	0.05%	31	0.05%	$537,447.11
91 + Days	0.00%	2	0.00%	$14,872.47
		62,158		$1,056,171,842.21
Total
Delinquent Receivables 61 + days past due	0.05%	33	0.05%	$552,319.58
Delinquent Receivables 61 + days past due	0.00%	0	0.00%	$-
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.00%	0	0.00%	$-
Three-Month Average Delinquency Ratio	0.02%		0.02%

Repossession in Current Period		18		$381,848.44
Repossession Inventory		17		$364,622.58

Charge-Offs
Gross Principal of Charge-Off for Current Period				$112,559.14
Recoveries				$(35,617.52)
Net Charge-offs for Current Period				$76,941.62

Beginning Pool Balance for Current Period				$1,097,444,291.72

Net Loss Ratio				0.08%
Net Loss Ratio for 1st Preceding Collection Period				0.00%
Net Loss Ratio for 2nd Preceding Collection Period				0.00%
Three-Month Average Net Loss Ratio for Current Period				0.03%

Cumulative Net Losses for All Periods				$76,941.62
Cumulative Net Losses as a % of Initial Pool Balance				0.01%

Principal Balance of Extensions				$2,178,580.37
Number of Extensions				123